Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

The Company has assessed all subsequent events that occurred from December 31, 2025, up through April 28, 2026, which is the date that these Consolidated Financial Statements were issued. Other than described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

On April 8, 2026, the compensation committee and the board of directors approved resolutions authorizing the grant of compensation awards, including: (i) an aggregate of 809,000 restricted shares to five of the Company’s directors and officers, with the number of restricted shares allocated to each individual set forth in the resolutions, and with a vesting commencement date of July 1, 2026 and a vesting period of one to four years; and (ii) 5,000,000 restricted shares and 2,000,000 options to non-director and non-officer employees and consultants. On April 15, 2026, the Company effected the grant of 809,000 restricted shares to directors and officers, and 1,000,000 restricted shares and 500,000 options to non-director and non-officer employees.